Unit Activity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Unit Activity

24) Unit Activity

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2015, 2014 and 2013:

(in units)	Common Units	Subordinated Units	General Partner Units
April 2013, Initial Public Offering (IPO)	8,567,500	8,567,500	349,694
December 31, 2013	8,567,500	8,567,500	349,694
June 2014	4,600,000	—	93,877
July 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
Repurchase program	(180,906)	—	—
December 31, 2015	18,626,594	8,567,500	558,674

On August 12, 2015, the Partnership’s board of directors authorized a program for the Partnership to repurchase up to 666,667 of its common units. The board of directors of the General Partner concurrently authorized the General Partner to purchase up to 333,333 common units of the Partnership.

All purchases will be made pursuant to a single program and will be allocated approximately two-thirds to the Partnership and one-third to the General Partner. The program will conclude by August 31, 2016. There is no obligation to purchase any specific number of common units and the program may be modified, suspended, extended or terminated at any time. Common units repurchased by the Partnership under the program have been cancelled.

As of December 31, 2015, the Partnership and the General Partner had purchased 180,906 and 90,368 common units, respectively, at an average purchase price of $12.71 per unit.